-------------------------------------------------------------------------------
                                 CoreFunds,Inc.
                           FIDUCIARY TREASURY RESERVE
                               SEMI-ANNUAL REPORT
                                December 31, 1995

Statement of Net Assets                              CoreFund Money Market Funds
-------------------------------------------------------------------------------
December 31, 1995                                                    (Unaudited)



                                                                                          Par               Value
Fiduciary Treasury Reserve                                                               (000)              (000)
-------------------------------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS - 50.1%
   U.S. Treasury Bills
         5.450%(DAGGER), 01/04/96                                                        $  500              $  500
         5.450%(DAGGER), 01/11/96                                                           500                 499
         5.370%(DAGGER), 01/18/96                                                           500                 499
         5.390%(DAGGER), 01/25/96                                                           600                 598
         5.360%(DAGGER), 02/15/96                                                           500                 497
         5.290%(DAGGER), 02/22/96                                                           500                 496
         5.310%(DAGGER), 03/07/96                                                         1,000                 990
         5.310%(DAGGER), 03/14/96                                                           500                 495
         5.330%(DAGGER), 03/28/96                                                         1,000                 987
         5.320%(DAGGER), 04/04/96                                                           500                 493
         5.320%(DAGGER), 04/11/96                                                           300                 296
         5.300%(DAGGER), 04/18/96                                                           500                 492
         5.290%(DAGGER), 04/25/96                                                         1,000                 983
         5.480%(DAGGER), 05/02/96                                                           500                 491
   U.S. Treasury Note
         5.500%, 04/30/96                                                                   500                 499
   U.S. Treasury STRIPS
         6.195%(DAGGER), 05/15/96                                                         1,000                 978
                                                                                                             ------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $9,793,037)                                                                                       9,793
                                                                                                             ------
REPURCHASE AGREEMENTS - 50.5%
   Aubrey Lanston 5.875%,  dated 12/29/95,  matures  1/02/96,  repurchase  price
      $200,131 (collateralized by U.S. Treasury Note, par value $190,000, 8.75%, matures 10/15/97:
      market value $208,508)                                                                200                 200
   First National Bank of Chicago 5.85%, dated 12/29/95,
      matures 1/02/96, repurchase price $4,002,600
      (collateralized by U.S. Treasury Bill, par value $4,220,000,
      matures 8/22/96: market value $4,089,602)                                           4,000               4,000
   Goldman Sachs 5.83%, dated 12/29/95, matures 1/02/96,
      repurchase price $200,130 (collateralized by U.S. Treasury
      Note, par value $180,000, 7.875%, matures 8/15/01:
      market value $211,398)                                                                200                 200
   Morgan Stanley 5.87%, dated 12/29/95, matures 1/02/96,
      repurchase price $700,457 (collateralized by U.S. Treasury
      Note, par value $685,000, 6.125%, matures 9/30/00:
      market value $724,772)                                                                700                 700

STATEMENT OF NET ASSETS (continued)                  CoreFund Money Market Funds
-------------------------------------------------------------------------------
December 31, 1995                                                    (Unaudited)



                                                                                         Par               Value
Fiduciary Treasury Reserve                                                              (000)              (000)
---------------------------------------------------------------------------------------------------------------------------

   Nations  Bank  5.92%,  dated  12/29/95,  matures  1/02/96,  repurchase  price
      $100,656  (collateralized  by U.S.  Treasury  Note,  par  value  $100,000,
      6.125%, matures 5/15/98:
      market value $103,574)                                                             $  100            $    100
   Sanwa Bank 5.85%, dated 12/29/95, matures 1/02/96,
      repurchase price $4,002,600 (collateralized by U.S. Treasury
      Note, par value $1,945,000, 5.75%, matures 10/31/00;
      U.S. Treasury STRIPS, par value $2,760,000, matures
      8/15/00: total market value $2,798,408)                                             4,000               4,000
   Swiss Bank 5.65%, dated 12/29/95, matures 1/02/96,
      repurchase price $478,300 (collateralized by U.S. Treasury
      Note, par value $478,000, 6.00%, matures 8/31/97:
      market value $502,765)                                                                478                 478
   Swiss Bank 5.85%, dated 12/29/95, matures 1/02/96,
      repurchase price $200,130 (collateralized by U.S. Treasury
      Note, par value $200,000, 6.00%, matures 8/31/97:
      market value $210,682)                                                                200                 200
                                                                                                           --------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $9,878)                                                                                           9,878
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.6%
   (Cost $19,671,037)                                                                                        19,671
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - (0.6)%                                                                     (120)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares ($0.001 par value - 250 million authorized) based on
      19,549,580 outstanding shares                                                                          19,550
   Accumulated Net Realized Gain on Investments                                                                   1
---------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                   $19,551
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE & REDEMPTION PRICE PER SHARE                                                                $  1.00

STRIPS -- Separately Traded Registered Interest and Principal of Securities (DAGGER) Effective Yield

                 See accompanying notes to financial statements.

STATEMENT OF OPERATIONS (000)                        CoreFund Money Market Funds
-------------------------------------------------------------------------------
For the six month period ended December 31, 1995 (Unaudited)




Fiduciary Treasury Reserve
---------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                                                                 $593
                                                                                                               ----

EXPENSES:
      Investment advisory fees                                                                                  51
      Waiver of investment advisory fees                                                                        (51)
      Administrative fees                                                                                        26
      Waiver of administrative fees                                                                             (14)
      Taxes other than income                                                                                     2
      Registration & filing fees                                                                                  0
      Professional fees                                                                                           3
      Miscellaneous                                                                                               3
                                                                                                               ----

Total expenses                                                                                                   20
                                                                                                               ----

NET INVESTMENT INCOME                                                                                           573

NET REALIZED GAIN ON SECURITIES SOLD                                                                              1
                                                                                                               ----

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                           $574
                                                                                                               ====

                 See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)             CoreFund Money Market Funds
-------------------------------------------------------------------------------
For the six month period ended December 31, 1995 (Unaudited) and the year ended June 30, 1995



Fiduciary Treasury Reserve
------------------------------------------------------------------------------------------------------------------

                                                                                     07/01/95           07/01/94
                                                                                    to 12/31/95        to 06/31/95
                                                                                    -----------        -----------
OPERATIONS:
      Net investment income                                                          $     573           $   1,111
      Net realized gain on securities sold                                                   1                   1
                                                                                     ----------          ---------
      Net increase in net assets resulting
         from operations                                                                   574               1,112
                                                                                     ----------          ---------
DIVIDENDS DISTRIBUTED FROM:
      Net investment income                                                               (573)             (1,111)
                                                                                     ----------          ---------
CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares issued                                                       12,540              25,716
      Cost of shares redeemed                                                          (11,386)            (27,684)
                                                                                     ---------           ----------
      Increase (decrease) in net assets derived from capital
         share transactions                                                              1,154              (1,968)
                                                                                     ---------           ---------
NET DECREASE IN NET ASSETS:                                                              1,155              (1,967)
NET ASSETS:
      Beginning of period                                                               18,396              20,363
                                                                                     ---------           ---------
      End of period                                                                   $ 19,551            $ 18,396
                                                                                     =========           =========
SHARES ISSUED AND REDEEMED:
      Shares issued                                                                     12,540              25,716
      Shares redeemed                                                                  (11,386)            (27,684)
                                                                                     ---------           ---------
      Increase (decrease) in net shares derived from capital
         share transactions                                                              1,154              (1,968)
                                                                                     ---------           ---------
OUTSTANDING SHARES:
      Beginning of period                                                               18,395              20,363
                                                                                     ---------           ---------
      End of period                                                                     19,549              18,395
                                                                                     =========           =========

                 See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS                                 CoreFund Money Market Funds
-------------------------------------------------------------------------------
December 31, 1995                                                    (Unaudited)




Fiduciary Treasury Reserve
-----------------------------------------------------------------------------------------------------------------------------------


For a Share Outstanding Throughout the Period

                                                                                                                Ratio     Ratio of
                         Net                                                   Net                    Ratio  of Expenses Net Income
                        Asset              Distributions    Net               Assets     Ratio       of Net   to Average to Average
                        Value      Net       from Net    Asset Value           End     of Expenses   Income   Net Assets Net Assets
                      Beginning Investment  Investment      End      Total  of Period  to Average  to Average (Excluding (Excluding
                      of Period   Income      Income      of Period  Return   (000)    Net Assets  Net Assets  Waivers)    Waivers)
                      --------- ---------- ------------- ----------- ------ --------- -----------  ---------- ---------- ----------
For the six month
  period ended
  December 31, 1995**   $1.00      0.03       (0.03)        $1.00    2.85%*  $19,551     0.19%       5.60%       0.83%      4.96%

For the year ended
  June 30, 1995         $1.00      0.05       (0.05)        $1.00    5.24%   $18,396     0.23%       5.09%       0.87%      4.45%

For the year ended
  June 30, 1994         $1.00      0.03       (0.03)        $1.00    3.10%   $20,363     0.28%       3.03%       0.91%      2.40%

For the year ended
  June 30, 1993         $1.00      0.03       (0.03)        $1.00    3.17%   $27,614     0.18%       3.19%       0.85%      2.52%

For the period ended
  June 30, 1992 (1)     $1.00      0.02       (0.02)        $1.00    2.00%*  $49,328     0.05%       3.95%       0.80%      3.20%



--------------------

 *    Return is for the period indicated and has not been annualized.
** Ratios for the six month period ended December 31, 1995 have been annualized.
(1) The Fiduciary Treasury Reserve commenced operations on December 10, 1991. Ratios for this period have been annualized.

                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                       CoreFund Money Market Funds
-------------------------------------------------------------------------------
December 31, 1995                                                   (Unaudited)






1. ORGANIZATION

The CoreFund  Fiduciary  Treasury  Reserve is a Portfolio  offered by CoreFunds,
Inc. (the "Company"), an open-end investment company registered under the Investment Company Act of 1940, as amended.

The Company is presently authorized to offer shares in the following Portfolios (the "Portfolios"):

      EQUITY PORTFOLIOS:                             MONEY MARKET PORTFOLIOS:
      Growth Equity Fund                             Cash Reserve
      Value Equity Fund                              Treasury Reserve
      Equity Index Fund                              Tax-Free Reserve
      International Growth Fund                      Fiduciary Reserve
      Balanced Fund                                  Fiduciary Treasury Reserve
                                                     Fiduciary Tax-Free Reserve

      FIXED INCOME PORTFOLIOS:
      Government Income Fund
      Intermediate Bond Fund
      Intermediate Municipal Bond Fund
      Global Bond Fund
      Pennsylvania Municipal Bond Fund
      New Jersey Municipal Bond Fund

The financial statements included herein present only those of the Fiduciary Treasury Reserve Portfolio. The financial statements of the remaining Portfolios are presented separately. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fiduciary Treasury Reserve.

Security Valuation -- Investment securities of the Fiduciary Treasury Reserve Portfolio are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

NOTES TO FINANCIAL STATEMENTS (continued)            CoreFund Money Market Funds
-------------------------------------------------------------------------------
December 31, 1995                                                    (Unaudited)






Security Transactions and Investment Income -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

Repurchase Agreements -- Securities pledged as collateral for Repurchase Agreements are held by each Portfolio's custodian bank until maturity of the Repurchase Agreements. Provisions of the Agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization of the collateral by the Portfolio may be delayed or limited.

Expenses -- Expenses that are directly related to the Portfolio are charged directly to that Portfolio. Other operating expenses of the Company are prorated to the Portfolio on the basis of relative net assets.

Distributions to Shareholders -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Portfolio are distributed to its shareholders at least annually.

Federal Income Taxes -- It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.

Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT ADVISORY AND CUSTODIAL SERVICES

Pursuant to an investment advisory agreement dated March 25, 1991, investment advisory services are provided to the Company by CoreStates Investment Advisers, Inc. ("CoreStates Advisers"), a wholly-owned subsidiary of CoreStates Bank, N.A. ("CoreStates Bank"), itself a wholly-owned subsidiary of CoreStates Financial Corp. Under the terms of such agreement, CoreStates Advisers is entitled to receive an annual fee of 0.50% on the average net assets of the Fiduciary Treasury Reserve Portfolio. For the year ended December 31, 1995, CoreStates
Advisers earned $51,188 in investment advisory fees, all of which was voluntarily waived in order to assist the Portfolio in maintaining a competitive expense ratio.

CoreStates Bank also serves as Custodian to the Company. No fees are being paid to CoreStates Bank for such services.

NOTES TO FINANCIAL STATEMENTS (continued)            CoreFund Money Market Funds
-------------------------------------------------------------------------------
December 31, 1995                                                    (Unaudited)






4. ADMINISTRATIVE, DISTRIBUTION, AND TRANSFER AGENT SERVICES

Pursuant to an administration agreement dated October 30, 1992, as amended June 1, 1995, SEI Financial Management Corporation ("SFM"), a wholly-owned subsidiary of SEI Corporation, acts as the Portfolio's Administrator. Under the terms of such agreement, SFM is entitled to receive an annual fee of 0.25% on the average daily net assets of the Fiduciary Treasury Reserve Portfolio. Such a fee is computed daily and paid monthly. For the year ended December 31, 1995, administrative fees totaled $25,594 of which $14,333 was voluntarily waived in order to assist the Portfolio in maintaining a competitive expense ratio.

Effective for the period July 1, 1995 to November 16, 1995, SEI Financial Management Corporation acted as the Transfer Agent of the Portfolio. Pursuant to a transfer agency agreement dated November 16, 1995, State Street Bank and Trust Company acts as the Portfolio's Transfer Agent. As such, State Street Bank and Trust Company provides transfer agency, dividend disbursing, shareholder servicing and administrative services for the Portfolio.

On November 2, 1992, SEI Financial Services Company ("SFS"), also a wholly-owned subsidiary of SEI Corporation, became the Portfolio's exclusive Distributor pursuant to a distribution agreement dated October 30, 1992.

Certain officers of the Company are also officers of the Administrator. Such officers are not paid fees by the Portfolio.

The Portfolio has paid legal fees to a law firm in which the secretary of the Company is a partner.

                                      NOTES

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Corporation. The report is not authorized for distribution to prospective investors in the Corporation unless preceded or accompanied by an effective prospectus. Shares in the Fund are not deposits or obligations of, or guaranteed or endorsed by, CoreStates Bank, N.A., the parent corporation of the Fund's investment adviser. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.